Schedule of accounts payable and accrued expenses (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accounts payable	$ 12,705	$ 8,194	$ 1,902
Accrued research and development	6,362	7,280	8,033
Accrued research and development includes related party amount	300	0
Other accrued expenses	384	879	1,043
Total	$ 19,451	16,353	13,704
Accrued compensation		$ 37	$ 2,726